Long-term Payables Other - Details of Long-term Payables - Other, Which Consist of Payables Related to the Acquisition of Frequency Usage Rights (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Current installments of long-term payables — other	₩ (424,600)	₩ (423,839)
Carrying amount at December 31	1,141,723	1,544,699
Gross amount [member]
Disclosure of financial liabilities [line items]
Long-term payables — other	1,626,040	2,051,389
Present value discount [Member]
Disclosure of financial liabilities [line items]
Long-term payables — other	₩ 59,717	₩ 82,851